Operating income (Tables)	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Research tax credit ("CIR")	1,332	639	3,997	2,656
Subsidies	20		4,140
Other	(27)	1,404	2	1,474
Total operating income	1,324	2,043	8,139	4,130